Average Annual Total Returns - FidelityAdvisorSeriesSmallCapFund-PRO - FidelityAdvisorSeriesSmallCapFund-PRO - Fidelity Advisor Series Small Cap Fund	Jan. 28, 2023
Fidelity Advisor Series Small Cap Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(19.97%)
Past 5 years	7.24%
Since Inception	7.77%
Fidelity Advisor Series Small Cap Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(21.77%)
Past 5 years	4.80%
Since Inception	5.91%
Fidelity Advisor Series Small Cap Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.69%)
Past 5 years	5.44%
Since Inception	5.95%
RS002
Average Annual Return:
Past 1 year	(20.44%)
Past 5 years	4.13%
Since Inception	6.92%	[1]

[1]	A From November 7, 2013